Label	Element	Value
Cabana Target Leading Sector Aggressive ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	cabana target leading sector aggressive ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE LISTED FUNDS TRUST

cabana target leading sector aggressive ETF (Nasdaq Ticker: CLSA)

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 8, 2023

To each Fund’s currently effective Prospectus and Summary Prospectus

(together, the “Prospectuses”) and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for each Fund and should be read in conjunction with those documents.

•	Applicable to the Cabana Target Leading Sector Aggressive ETF and Cabana Target Leading Sector Conservative ETF

The Board of Trustees of the Trust has approved the reorganization of the Funds into the Cabana Target Leading Sector Moderate ETF (the “Acquiring Fund”), another series of the Trust. The Acquiring Fund has substantially similar investment objective and principal investment strategies as the Funds. Exchange Traded Concepts, LLC, which serves as the investment adviser to each Fund, and Cabana Asset Management, which serves as the sub-adviser to each Fund, serves as the Acquiring Fund’s investment adviser and sub-adviser, respectively. Each Fund and the Acquiring Fund have the same management fee and currently are subject to the same expense limitation arrangement; however, as part of the reorganization, the expense limitation agreement will be amended to further limit the Acquiring Fund’s total annual fund operating expenses when the combined net assets of the Acquiring Fund and related funds exceed a certain level.

The reorganization will occur by transferring all of the assets of the Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Funds by the Acquiring Fund. As a result, shareholders of each Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the applicable Fund held immediately prior to the reorganization. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes.

The reorganization does not require shareholder approval but is subject to the satisfaction of certain closing conditions. An information statement describing the reorganization will be mailed to shareholders in advance of the closing of the reorganization. If the closing conditions are satisfied, the reorganization is expected to occur on or around December 15, 2023. Until the reorganization is complete, each Fund will continue to be managed in the ordinary course of business and shares of the Funds will continue to trade on the Nasdaq Stock Market LLC.

Supplement Closing [Text Block]	ck0001547950_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.